GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2013
Collection Period Ended:	1/31/2013
Closing Date:	2/22/2012
Next Payment Date:	3/20/2013
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Note Payment Detail

					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance
A	36159LBS4	0.77470%	750,000,000.00	750,000,000.00	0.00	468,047.92	468,047.92	750,000,000.00
B	36159LBT2	1.55470%	15,789,500.00	15,789,500.00	0.00	19,774.73	19,774.73	15,789,500.00
C	36159LBU9	2.00470%	23,684,000.00	23,684,000.00	0.00	38,247.23	38,247.23	23,684,000.00

TOTALS			789,473,500.00	789,473,500.00	0.00	526,069.88	526,069.88	789,473,500.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	6,553,359,729.24
New Volume	1,832,508,021.81
Principal Collections	1,715,512,465.86
Default Amount	1,405,450.60
Ending Combined Outstanding Principal Balance	6,668,949,834.59

Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	6,668,949,834.59
Adjustment for charged-off Receivables	33,097,377.70
Aggregate Principal Receivables	6,635,852,456.89

Overconcentrations
Product Line Overconcentrations	0.00
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	0.00

Discount Factor	0.00%

Collections	Total	Overconcentrations	Net of Overconcentrations
Principal Collections	1,715,512,465.86	0.00	1,715,512,465.86
Non Principal Collections	43,609,080.87	0.00	43,609,080.87
Total Collections	1,759,121,546.73	0.00	1,759,121,546.73
Defaults
Default Amount	1,405,450.60	0.00	1,405,450.60

Asset Performance
Annualized Yield			7.73%
Payment Rate			26.18%
Default Rate			0.26%

GE Dealer Floorplan Master Note Trust
2012-1

Payment Date:	2/20/2013
Collection Period Ended:	1/31/2013
Closing Date:	2/22/2012
Next Payment Date:	3/20/2013
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount	12.71%
Allocation Percentage for Principal Collections	12.71%
Non Principal Collections Allocated to Series	5,543,285.64
Principal Collections Allocated to Series	218,064,114.97
Default Amount Allocated to Series	178,651.19

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series		5,543,285.64
Investment Earnings in Principal and Reserve Accounts		697.02
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series		0.00
Available Non Principal Collections Allocated to Series		5,543,982.66

(i)	(A) Amount to Indenture Trustee	0.00
	(B) Amount to Trustee	0.00
	(C) Amount to Administrator	75.14
	(D) Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee	1,381,580.83
	Unpaid Servicer Advances and interest thereon	0.00

(iii)	Class A Monthly Interest	468,047.92
(iv)	Class B Monthly Interest	19,774.73
(v)	Class C Monthly Interest	38,247.23

(vi)	Investor Default Amount (treated as Available Principal Collections)	178,651.19
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
(viii)	Amount Required to be Deposited to the Reserve Account	0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian	0.00
	Indenture Trustee 0.00 , Trustee 0.00 , Administrator 0.00 , Custodian 0.00

(x)	Amounts otherwise required to be Deposited to Principal Account	0.00
(xi)	(If Early Amortization Period has not occurred)	3,457,605.62
	Release to Issuer to make required yield payments on the Principal Overcollateralization

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2013
Collection Period Ended:	1/31/2013
Closing Date:	2/22/2012
Next Payment Date:	3/20/2013
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Excess Non Principal Collections for Series 2008-A	2,926,345.97
Excess Non Principal Collections for Series 2009-B	1,169,148.04
Excess Non Principal Collections for Series 2010-B	2,157,101.28
Excess Non Principal Collections for Series 2011-1	1,740,580.32
Excess Non Principal Collections for Series 2011-A	1,494,371.23
Excess Non Principal Collections for Series 2012-1	3,284,149.95
Excess Non Principal Collections for Series 2012-2	3,226,597.25
Excess Non Principal Collections for Series 2012-3	2,719,665.53
Excess Non Principal Collections for Series 2012-4	2,766,218.14
Total Excess Non Principal Collections	21,484,177.71

Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2009-B	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Non Principal Shortfalls for Series 2011-1	0.00
Non Principal Shortfalls for Series 2011-A	0.00
Non Principal Shortfalls for Series 2012-1	0.00
Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2012-3	0.00
Non Principal Shortfalls for Series 2012-4	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-4	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	21,484,177.71

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2013
Collection Period Ended:	1/31/2013
Closing Date:	2/22/2012
Next Payment Date:	3/20/2013
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Application of Available Principal Collections
Revolving Period
Principal Collections Allocated to Series	218,064,114.97
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	178,651.19
Available Principal Collections Treated as Shared Principal Collections	218,242,766.16

Controlled Accumulation Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to Noteholders:	0.00
Class A: 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to Noteholders:	0.00
Class A: 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,452,306,883.59
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-4	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	1,452,306,883.59

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2013
Collection Period Ended:	1/31/2013
Closing Date:	2/22/2012
Next Payment Date:	3/20/2013
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Credit Enhancement (Series Level)

Required Reserve Account
Required Reserve Account Percentage		2.50%
Note Principal Balance		789,473,500.00
Required Reserve Account Amount		19,736,837.50

Reserve Account Investment Earnings		697.02
Beginning Reserve Account Amount		19,736,837.50
Reserve Account Deposits		0.00
Reserve Account Withdrawals		0.00
Ending Reserve Account Amount		19,736,837.50
Reserve Account Deficiency		0.00
Principal Overcollateralization Amount		39,475,000.00

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		699,525.55
Disbursements		699,525.55
Ending Balance		0.00
Principal Account (Series Level Account)
Principal Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Free Equity Amount (Trust Level)

Note Trust Principal Balance		6,635,852,456.89
Note Principal Balance	5,252,640,733.00
Principal Overcollateralization Amount	263,636,548.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		5,516,277,281.00
Free Equity Amount		1,119,575,175.89

Minimum Free Equity Percentage		0.00%
Total Overconcentration		0.00
Minimum Free Equity Amount		0.00

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2013
Collection Period Ended:	1/31/2013
Closing Date:	2/22/2012
Next Payment Date:	3/20/2013
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings	0.00
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections
Total Principal Collections	1,715,512,465.86
Principal Collections Allocated to Series 2008-A	218,069,770.78
Principal Collections Allocated to Series 2009-B	87,231,065.05
Principal Collections Allocated to Series 2010-B	145,375,881.10
Principal Collections Allocated to Series 2011-1	116,300,738.56
Principal Collections Allocated to Series 2011-A	99,109,797.68
Principal Collections Allocated to Series 2012-1	218,064,114.97
Principal Collections Allocated to Series 2012-2	218,063,983.44
Principal Collections Allocated to Series 2012-3	174,451,344.59
Principal Collections Allocated to Series 2012-4	174,451,344.59
Principal Collections Not Allocated to Any Series and Released to Issuer	264,394,425.10

Total Non Principal Collections	43,609,080.87
Non Principal Collections Allocated to Series 2008-A	5,543,429.42
Non Principal Collections Allocated to Series 2009-B	2,217,452.01
Non Principal Collections Allocated to Series 2010-B	3,695,518.79
Non Principal Collections Allocated to Series 2011-1	2,956,415.89
Non Principal Collections Allocated to Series 2011-A	2,519,414.62
Non Principal Collections Allocated to Series 2012-1	5,543,285.64
Non Principal Collections Allocated to Series 2012-2	5,543,282.30
Non Principal Collections Allocated to Series 2012-3	4,434,629.85
Non Principal Collections Allocated to Series 2012-4	4,434,629.85
Non Principal Collections Not Allocated to Any Series and Released to Issuer	6,721,022.50

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2013
Collection Period Ended:	1/31/2013
Closing Date:	2/22/2012
Next Payment Date:	3/20/2013
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Monthly Payment Rate	26.18%
Prior Monthly Payment Rate	29.39%
Second Prior Monthly Payment Rate	29.81%
3 Month Average Monthly Payment Rate	28.46%

(7) Has the Default Rate Trigger been met?		No

Current Monthly Default Rate	0.26%
Prior Monthly Default Rate	0.20%
Second Prior Monthly Default Rate	0.13%
3 Month Average Monthly Default Rate	0.19%

(8) Is Reserve Account balance less than Reserve Account trigger?		No
Reserve Account balance	19,736,837.50
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	789,473,500.00
Reserve Account trigger	17,763,153.75

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more consecutive monthly determination dates?		No
Current Month	1.98%

(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		No
Number of accounts added / (removed) 0
Outstanding balance of Principal Receivables in such added / (removed) accounts: ($0)

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	2/20/2013
Collection Period Ended:	1/31/2013
Closing Date:	2/22/2012
Next Payment Date:	3/20/2013
Expected Principal Payment Date:	2/20/2015
Final Maturity Date:	2/21/2017

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31-60	20.9	0.31%
61-90	8.0	0.12%
91-120	4.2	0.06%
121-150	2.6	0.04%
151-180	1.3	0.02%
181+	9.5	0.14%
*Total	46.4	0.70%

*Figures may not foot due to rounding

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